Current Financial Assets and Cash and Cash Equivalents - Additional Information (Detail) - USD ($) $ in Thousands		1 Months Ended	3 Months Ended	5 Months Ended	6 Months Ended		12 Months Ended
	Dec. 22, 2022	Apr. 30, 2022	Dec. 31, 2021	Jun. 30, 2023	Dec. 31, 2023	Jun. 30, 2023	Dec. 31, 2023	Nov. 14, 2023	Apr. 30, 2023	Dec. 31, 2022
Disclosure of current financial assets and cash and cash equivalents [line items]
Current financial assets					$ 67,107		$ 67,107			$ 7,907
Cash and cash equivalents					136,708		136,708			89,789
Fair value measurement of derivative					48,400		48,400	$ 48,400
Fair value instrument remeasured					42,700		42,700
Differrence in fair value measurement, Recognized					5,700		5,700
Estimated Fair Value [Member]
Disclosure of current financial assets and cash and cash equivalents [line items]
Current financial assets					67,107		67,107			7,907
Cash and cash equivalents					136,708		136,708			89,789
Cytovia [Member]
Disclosure of current financial assets and cash and cash equivalents [line items]
Short term restricted cash					0		0
Current financial assets					15,000		15,000
Cash and cash equivalents					42,700		42,700
Cibus Inc [Member]
Disclosure of current financial assets and cash and cash equivalents [line items]
Current investment					9,400		9,400
Cytovia Agreement [Member] | Accrued and unpaid interest accrued [Member]
Disclosure of current financial assets and cash and cash equivalents [line items]
Amount of convertible note due and payable in full cash				$ 2,400		$ 2,400
Cytovia Agreement [Member] | Principal [Member]
Disclosure of current financial assets and cash and cash equivalents [line items]
Amount of convertible note due and payable in full cash				20,000		20,000
Cytovia Agreement [Member] | Cytovia [Member]
Disclosure of current financial assets and cash and cash equivalents [line items]
Current financial assets				1,100		1,100
Net profit or loss in fair value of assets							$ 7,900
Impact of derecognition of the initial asset					$ 1,100	6,800
Cytovia Agreement [Member] | Cytovia [Member] | Convertible Notes [Member]
Disclosure of current financial assets and cash and cash equivalents [line items]
Amount of convertible note due and payable in full cash				$ 22,400		$ 22,400
Cellectis [Member] | Cytovia Agreement [Member]
Disclosure of current financial assets and cash and cash equivalents [line items]
Conversion of notes receivable into trade receivables			$ 20,000
Calyxt [Member]
Disclosure of current financial assets and cash and cash equivalents [line items]
Restricted cash										200
Short term restricted cash										0
Current financial assets										$ 7,900
Debt securities [member] | Cellectis [Member] | Cytovia Agreement [Member] | Amendment Agreement One [Member]
Disclosure of current financial assets and cash and cash equivalents [line items]
Convertible note nominal amount		$ 20,000
Debt securities [member] | Cellectis [Member] | Cytovia Agreement [Member] | Amended And Restated Agreement [Member] | Cytovia [Member] | Amendment Agreement One [Member]
Disclosure of current financial assets and cash and cash equivalents [line items]
Minimum threshold percentage of ownership necessary for conversion of notes receivable into shares	9.90%
Notes receivable rate of interest	10.00%
Step up interest rate percentage on notes receivable	10.00%			10.00%
Debt securities [member] | Cellectis [Member] | Cytovia Agreement [Member] | Due On June 30, 2023 [Member] | Amended And Restated Agreement [Member] | Cytovia [Member] | Amendment Agreement One [Member]
Disclosure of current financial assets and cash and cash equivalents [line items]
Percentage of notes receivable due to be received	50.00%
Percentage of convertible notes due at final maturity									100.00%